UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 38.42%
Diversified Banks - 17.16%
Bank of America NA
5.300%, 03/15/2017	$2,085,000	$2,129,411
BB&T Corp.
1.600%, 08/15/2017	2,580,000	2,592,369
Citigroup, Inc.
2.500%, 09/26/2018	2,349,000	2,391,975
Fifth Third Bank
2.150%, 08/20/2018	2,310,000	2,341,074
JPMorgan Chase Bank NA
6.000%, 10/01/2017	2,029,000	2,127,658
Wachovia Corp.
5.750%, 02/01/2018	2,046,000	2,173,531
		13,756,018
Drug Retail - 1.93%
CVS Health Corp.
2.250%, 12/05/2018	1,516,000	1,549,655
Food Retail - 3.37%
The Kroger Co.
7.500%, 04/01/2031	1,892,000	2,703,170
Home Improvement Retail - 3.77%
The Home Depot, Inc.
5.875%, 12/16/2036	2,188,000	3,022,228
Integrated Telecommunication Services - 3.17%
Verizon Communications, Inc.
6.000%, 04/01/2041	1,994,000	2,539,459
Investment Banking & Brokerage - 5.71%
Morgan Stanley
6.375%, 07/24/2042	1,753,000	2,414,815
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	2,038,000	2,160,769
		4,575,584
Line-Haul Railroads - 3.31%
Burlington Northern Santa Fe LLC
7.950%, 08/15/2030	1,751,000	2,650,256
Total Corporate Bonds (Cost $29,621,493)		30,796,370

Exchange Traded Funds - 18.13%	Shares
Vanguard Mortgage-Backed Securities ETF	269,813	14,529,430
Total Exchange Traded Funds (Cost $14,397,698)		14,529,430

Foreign Government Agency Issues - 1.99%	Principal
International Bank for Reconstruction & Development	Amount
1.250%, 04/26/2019	$1,596,000	1,593,842
Total Foreign Government Agency Issues (Cost $1,596,000)		1,593,842

Municipal Bonds - 24.63%
California - 5.23%
Contra Costa Community College District
6.504%, 08/01/2034	600,000	844,500
Sacramento County Sanitation Districts Financing Authority
1.406%, 12/01/2017	1,170,000	1,176,856
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,860,000	2,170,341
		4,191,697
Colorado - 0.49%
Colorado Housing & Finance Authority
0.720%, 11/01/2016	390,000	389,856
Massachusetts - 0.98%
Massachusetts Health & Educational Facilities Authority
5.260%, 10/01/2018	725,000	789,351
Nevada - 3.25%
City of Las Vegas, NV
7.800%, 09/01/2039	250,000	295,373
Country of Clark, NV
6.750%, 07/01/2029	550,000	655,880
Las Vegas Valley Water District
5.650%, 03/01/2035	1,325,000	1,657,297
		2,608,550
New York - 12.59%
County of Westchester, NY
5.000%, 06/01/2024	250,000	271,910
Metropolitan Transportation Authority
2.168%, 07/01/2020	325,000	337,080
3.118%, 07/01/2025	3,500,000	3,693,375
7.336%, 11/15/2039	1,725,000	2,808,024
New York State Housing Finance Agency
5.167%, 09/15/2016	500,000	500,600
New York State Urban Development Corp.
1.000%, 03/15/2017	1,000,000	1,001,220
Port Authority of New York & New Jersey
5.859%, 12/01/2024	1,000,000	1,271,630
State of New York Mortgage Agency
3.499%, 04/01/2019	200,000	208,622
		10,092,461
Texas - 0.98%
City of Dallas, TX Waterworks & Sewer System Revenue
1.414%, 10/01/2017	500,000	504,320
City of Houston, TX Combined Utility System Revenue
3.228%, 05/15/2022	260,000	279,672
		783,992
Utah - 1.11%
State of Utah
4.554%, 07/01/2024	770,000	888,934
Total Municipal Bonds (Cost $19,221,001)		19,744,841

U.S. Government Note/Bond - 16.62%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2017	4,330,880	4,324,959
1.125%, 01/15/2021	8,532,959	9,000,770
Total U.S. Government Note/Bond (Cost $13,383,107)		13,325,729

Money Market Funds - 0.11%	Shares
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.198% (a)	88,336	88,336
Total Money Market Funds (Cost $88,336)		88,336

Total Investments (Cost $78,307,635) - 99.90%	80,078,548
Other Assets in Excess of Liabilities - 0.10%	78,366
Total Net Assets - 100.00%	$80,156,914

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Equity Allocation Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
Common Stocks - 85.39%
Aerospace & Defense - 1.79%
DigitalGlobe, Inc. (a)	4,417	$119,656
Safran SA (b)	20,115	1,410,286
Triumph Group, Inc.	2,689	85,672
		1,615,614
Airlines - 2.05%
Southwest Airlines Co.	30,842	1,137,453
United Continental Holdings, Inc. (a)	14,077	709,622
		1,847,075
Auto Components - 2.15%
Delphi Automotive PLC (b)	14,251	1,006,976
Gentherm, Inc. (a)	4,866	160,432
NGK Spark Plug Co. Ltd. (b)	41,000	769,891
		1,937,299
Automobiles - 0.96%
Hyundai Motor Co. (b)	7,248	863,437
Banks - 6.76%
ABN AMRO Group NV (b)(c)	38,847	799,001
Bank Rakyat Indonesia Persero Tbk PT (b)	793,200	695,262
Grupo Financiero Santander Mexico SAB de CV- Class B - ADR	10,382	99,356
HDFC Bank Ltd. - ADR	1,645	117,864
ICICI Bank Ltd. - ADR	12,426	95,307
JPMorgan Chase & Co.	25,277	1,706,197
Standard Chart PLC (b)	8,150	67,849
Swedbank AB (b)	53,736	1,235,962
The Siam Commercial Bank PLC (b)	13,500	62,310
Wells Fargo & Co.	23,746	1,206,297
		6,085,405
Biotechnology - 1.42%
Biogen, Inc. (a)	2,057	628,681
Regeneron Pharmaceuticals, Inc. (a)	941	369,390
Ultragenyx Pharmaceutical, Inc. (a)	4,285	282,467
		1,280,538
Building Products - 1.53%
AAON, Inc.	4,286	121,294
Cie De Saint-Gobain (b)	25,973	1,140,118
The Simpson Manufacturing Co., Inc.	2,704	118,651
		1,380,063
Commercial Services & Supplies - 0.42%
Healthcare Services Group, Inc.	6,741	272,134
Stericycle, Inc. (a)	1,187	102,058
		374,192
Construction & Engineering - 0.17%
Kinden Corp. (b)	13,600	148,952
Construction Materials - 2.34%
HeidelbergCement AG (b)	22,273	2,066,911
Semen Indonesia Persero Tbk PT (b)	55,600	41,421
		2,108,332
Consumer Finance - 1.85%
Capital One Financial Corp.	18,550	1,328,180
First Cash Financial Services, Inc.	3,116	161,159
Provident Financial PLC (b)	2,795	110,341
SLM Corp. (a)	9,067	67,232
		1,666,912

Diversified Financial Services - 2.19%
FactSet Research Systems, Inc.	1,300	231,439
ING Group NV (b)	139,229	1,742,498
		1,973,937
Diversified Telecommunication Services - 3.17%
KT Corp. (b)	6,034	170,588
KT Corp. - ADR	6,326	98,243
Nippon Telegraph & Telephone Corp. (b)	40,000	1,758,763
SBA Communications Corp. - Class A (a)	7,277	830,670
		2,858,264
Electric Utilities - 4.09%
Korea Electric Power Corp. (b)	45,540	2,365,383
The Kansai Electric Power Co., Inc. (a)(b)	153,700	1,318,129
		3,683,512
Electronic Equipment, Instruments & Components - 2.87%
Badger Meter, Inc.	1,664	109,807
IPG Photonics Corp. (a)	1,777	154,563
Kyocera Corp. (b)	29,100	1,383,696
Littelfuse, Inc.	1,476	187,157
Samsung SDI Co. Ltd. (b)	5,723	591,917
Trimble Navigation, Ltd. (a)	5,772	158,153
		2,585,293
Energy Equipment & Services - 0.08%
Newpark Resources, Inc. (a)	9,623	67,938
Food & Staples Retailing - 1.41%
CVS Health Corp.	13,611	1,271,267
Gas Utilities - 0.91%
Infraestructura Energetica Nova SAB de CV (b)	21,100	81,442
Tokyo Gas Co. Ltd. (b)	173,000	742,333
		823,775
Health Care Equipment & Supplies - 4.37%
Abaxis, Inc.	2,026	101,584
Abbott Laboratories	14,681	616,896
ABIOMED, Inc. (a)	2,190	258,289
Becton Dickinson & Co.	6,555	1,161,612
Edwards Lifesciences Corp. (a)	2,136	245,982
Inogen, Inc. (a)	3,178	184,388
Insulet Corp. (a)	3,950	167,203
Integer Holdings Corp. (a)	3,296	79,763
Masimo Corp. (a)	3,540	209,356
Merit Medical Systems, Inc. (a)	7,644	185,291
Nuvectra Corp. (a)	957	6,555
ResMed, Inc.	1,617	107,838
St. Jude Medical, Inc.	7,893	615,023
		3,939,780
Health Care Providers & Services - 0.23%
Bumrungrad Hospital PCL (b)	9,400	46,137
Chemed Corp.	1,164	157,059
		203,196
Health Care Technology - 1.49%
Cerner Corp. (a)	13,370	862,900
Medidata Solutions, Inc. (a)	2,818	152,454
Omnicell, Inc. (a)	4,724	177,528
Vocera Communications, Inc. (a)	9,378	152,861
		1,345,743

Hotels, Restaurants & Leisure - 4.22%
Buffalo Wild Wings, Inc. (a)	3,029	491,304
Carnival Corp. (b)	5,844	279,343
Carnival PLC (b)	6,961	334,666
Compass Group PLC (b)	77,647	1,469,657
Royal Caribbean Cruises Ltd. (b)	17,230	1,225,225
		3,800,195
Household Durables - 0.36%
Berkeley Group Holdings PLC (b)	9,243	324,306
Insurance - 3.63%
Aflac, Inc.	8,831	655,084
Prudential PLC (b)	59,057	1,062,373
Reinsurance Group of America, Inc.	14,457	1,551,525
		3,268,982
Internet & Catalog Retail - 1.30%
Amazon.com, Inc. (a)	1,303	1,002,215
Ctrip.com International Ltd. - ADR	3,496	165,536
		1,167,751
Internet Software & Services - 5.81%
Alphabet, Inc. - Class C (a)	2,597	1,992,029
Baidu, Inc. - ADR (a)	6,198	1,060,292
Intralinks Holdings, Inc. (a)	13,225	126,166
NAVER Corp. (b)	712	538,766
NIC, Inc. (a)	6,104	140,270
Tencent Holdings Ltd. (b)	53,100	1,376,080
		5,233,603
IT Services - 1.94%
InterXion Holding NV (a)(b)	4,698	175,235
Visa, Inc.	19,441	1,572,777
		1,748,012
Life Sciences Tools & Services - 0.56%
Illumina, Inc. (a)	3,012	507,040
Machinery - 4.84%
Amada Holdings Co. Ltd. (b)	81,200	849,763
Atlas Copco AB (b)	29,139	825,883
CLARCOR, Inc.	1,631	106,782
Nabtesco Corp. (b)	26,400	681,197
Pentair PLC (b)	18,161	1,163,212
SMC Corp. (b)	2,600	733,257
		4,360,094
Media - 1.48%
Comcast Corp.	20,379	1,329,934
Metals & Mining - 0.17%
Grupo Mexico SAB de CV (b)	61,300	153,261
Multiline Retail - 0.07%
Fred's, Inc.	5,704	64,512
Multi-Utilities - 1.30%
WEC Energy Group, Inc.	19,522	1,168,977
Oil, Gas & Consumable Fuels - 5.08%
BP PLC - ADR	38,933	1,318,271
Cabot Oil & Gas Corp.	20,046	493,733
ConocoPhillips	17,792	730,362
Exxon Mobil Corp.	2,404	209,485
Kinder Morgan, Inc.	69,104	1,509,922
Range Resources Corp.	1,583	61,056
Royal Dutch Shell PLC - Class A - ADR	1	49
Royal Dutch Shell PLC - Class B - ADR	4,904	253,488
		4,576,366

Personal Products - 0.13%
L'Oreal SA (b)	623	117,966
Pharmaceuticals - 5.18%
Aspen Pharmacare Holdings Ltd. (b)	3,355	80,438
Hanmi Pharm Co. Ltd. (b)	160	84,995
Kyowa Hakko Kirin Co. Ltd. (b)	6,400	90,844
Mallinckrodt PLC (a)(b)	12,480	930,259
Merck & Co., Inc.	2,808	176,314
Novartis AG - ADR	16,641	1,310,812
Novartis AG (b)	3,645	287,091
Shire PLC - ADR	9,093	1,702,028
		4,662,781
Professional Services - 0.18%
Mistras Group, Inc. (a)	6,812	159,878
Semiconductors & Semiconductor Equipment - 0.39%
Microsemi Corp. (a)	5,675	226,773
Samsung Electronics Co. Ltd. (b)	85	123,290
		350,063
Software - 4.02%
Epiq Systems, Inc.	6,173	101,361
Mentor Graphics Corp.	7,189	172,608
Microsoft Corp.	32,155	1,847,626
Oracle Corp.	28,300	1,166,526
PROS Holdings, Inc. (a)	8,737	171,944
Synchronoss Technologies, Inc. (a)	3,870	161,572
		3,621,637
Technology Hardware, Storage & Peripherals - 0.05%
Stratasys Ltd. (a)(b)	2,224	47,460
Textiles, Apparel & Luxury Goods - 2.12%
Carter's, Inc.	2,074	197,631
Luxottica Group SpA (b)	16,365	789,959
NIKE, Inc. - Class B	15,967	920,338
		1,907,928
Transportation Infrastructure - 0.09%
SIA Engineering Co. Ltd. (b)	28,600	80,156
Water Utilities - 0.22%
American Water Works Co., Inc.	2,679	198,219
Total Common Stocks (Cost $73,023,477)		76,909,645

Exchange Traded Funds - 0.10%
iShares MSCI EAFE ETF	1,555	90,734
Total Exchange Traded Funds (Cost $87,909)		90,734

Mutual Funds - 6.82%
Federated Institutional High-Yield Bond Fund	203,582	2,011,389
Nuveen Preferred Securities Fund	189,102	3,269,568
Tortoise MLP & Pipeline Fund	66,131	863,669
Total Mutual Funds (Cost $6,018,401)		6,144,626

Preferred Stocks - 1.09%
Automobiles - 0.48%
Hyundai Motor Co. (b)	4,824	434,697

Banks - 0.23%
Bancolombia SA (b)	2,561	100,571
Itau Unibanco Holding SA (b)	9,781	108,374
		208,945
Insurance - 0.38%
Samsung Fire & Marine Insurance Co. Ltd. (b)	2,092	338,285
Total Preferred Stocks (Cost $1,000,500)		981,927

Real Estate Investment Trusts - 1.25%
Annaly Capital Management, Inc.	87,746	939,760
Iron Mountain, Inc.	4,757	182,716
Total Real Estate Investment Trusts (Cost $1,066,702)		1,122,476

Money Market Funds - 3.83%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.198% (d)	3,445,046	3,445,046
Total Money Market Funds (Cost $3,445,046)		3,445,046

Total Investments (Cost $84,642,035) - 98.48%		88,694,454
Other Assets in Excess of Liabilities - 1.52%		1,371,245
Total Net Assets - 100.00%		$90,065,699

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
Denotes a security is either fully or partially restricted for sale.  The aggregate value of the restricted security at August 31, 2016 was $799,001, which represents 0.89% of net assets.  Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.  This security may be deemed illiquid using procedures established by the Board of Trustees.

(d)	Variable rate security; the rate shown represents the rate at August 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
August 31, 2016 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 99.04%
Alaska - 2.56%
Alaska Housing Finance Corp.
4.000%, 06/01/2018	$450,000	$475,497
5.250%, 12/01/2021	1,155,000	1,220,743
State of Alaska
5.000%, 04/01/2024	350,000	358,270
		2,054,510
Arizona - 1.30%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/2030	325,000	406,991
5.000%, 07/01/2031	200,000	215,784
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2017	200,000	207,232
City of Phoenix, AZ
5.000%, 07/01/2019	200,000	207,198
		1,037,205
California - 0.94%
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	748,944
Colorado - 0.96%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2017	760,000	766,832
Connecticut - 0.77%
Connecticut Housing Finance Authority
0.700%, 11/15/2017	400,000	400,284
University of Connecticut
5.000%, 04/01/2021	210,000	215,231
		615,515
Florida - 2.16%
Florida Housing Finance Corp.
3.200%, 07/01/2030	1,000,000	1,047,970
Florida Water Pollution Countrol Financing Corp.
5.000%, 07/15/2018	420,000	453,608
Hillsborough County School Board
5.000%, 07/01/2024	120,000	124,097
State of Florida Lottery Revenue
5.000%, 07/01/2025	100,000	104,654
		1,730,329
Georgia - 1.55%
City of Atlanta Department of Aviation
5.000%, 01/01/2019	850,000	933,937
5.000%, 01/01/2028	250,000	309,848
		1,243,785
Hawaii - 0.27%
County of Hawaii, HI
5.000%, 07/15/2023	200,000	215,926

Iowa - 1.94%
Iowa Finance Authority
5.000%, 08/01/2017	350,000	364,137
5.000%, 08/01/2026	1,000,000	1,189,320
		1,553,457
Louisiana - 1.26%
State of Louisiana
5.000%, 12/01/2016	1,000,000	1,010,720
Maryland - 0.31%
County of Prince George's, MD
4.000%, 09/15/2016	250,000	250,230
Massachusetts - 0.16%
City of Boston, MA
5.000%, 03/01/2017	125,000	127,734
Nebraska - 1.31%
Nebraska Investment Finance Authority
3.350%, 09/01/2028	1,000,000	1,052,680
Nevada - 9.48%
Clark County School District
5.000%, 06/15/2028	750,000	944,655
County of Clark Department of Aviation
5.000%, 07/01/2029	1,760,000	2,148,942
County of Clark, NV
5.000%, 06/01/2027	1,000,000	1,073,520
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,210,630
5.000%, 06/01/2030	750,000	901,972
State of Nevada
5.000%, 12/01/2026	1,250,000	1,317,788
		7,597,507
New Jersey - 4.26%
Garden State Preservation Trust
5.125%, 11/01/2017	500,000	524,225
New Jersey Economic Development Authority
5.000%, 12/15/2017	250,000	263,818
New Jersey Educational Facilities Authority
5.000%, 07/01/2018	1,000,000	1,079,490
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/2017	1,500,000	1,547,610
		3,415,143
New York - 33.73%
Briarcliff Manor Union Free School District
2.500%, 06/15/2017	110,000	111,630
City of New York, NY
5.250%, 09/01/2016	500,000	500,000
6.000%, 10/15/2023	490,000	544,253
5.125%, 12/01/2026	150,000	158,172
5.125%, 12/01/2026	220,000	232,212
Housing Development Corp.
0.950%, 11/01/2017	200,000	200,710
Metropolitan Transportation Authority
5.000%, 11/01/2016	1,000,000	1,006,900
2.000%, 11/15/2016	850,000	852,465
5.000%, 11/15/2024	1,000,000	1,051,790
5.000%, 11/15/2029	1,000,000	1,210,800
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,865,640
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2016	800,000	805,688

5.000%, 02/01/2017	945,000	962,199
5.000%, 11/01/2025	750,000	978,922
5.000%, 02/01/2029	1,000,000	1,199,360
New York City Water & Sewer System
5.000%, 06/15/2019	1,000,000	1,055,530
5.000%, 06/15/2026	1,400,000	1,664,782
New York Local Government Assistance Corp.
5.000%, 04/01/2019	1,000,000	1,068,620
New York State Environmental Facilities Corp.
5.000%, 06/15/2021	1,000,000	1,077,010
New York State Housing Finance Agency
0.650%, 11/01/2016	375,000	375,015
0.800%, 11/01/2017	750,000	750,113
New York State Urban Development Corp.
5.000%, 12/15/2023	85,000	89,675
5.000%, 12/15/2023	190,000	200,701
5.000%, 03/15/2029	2,500,000	3,052,375
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,054,740
5.000%, 05/01/2027	1,000,000	1,276,480
5.000%, 09/01/2028	500,000	626,970
5.000%, 12/01/2028	100,000	123,913
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2027	1,000,000	1,275,020
Somers Central School District
4.000%, 09/15/2016	215,000	215,191
4.000%, 09/15/2017	1,140,000	1,179,547
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	250,000	257,990
		27,024,413
North Carolina - 0.88%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	703,623
Ohio - 7.70%
City of Cincinnati, OH Water System Revenue
5.000%, 12/01/2018	150,000	151,611
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	500,000	597,050
5.000%, 01/01/2028	1,000,000	1,192,960
5.250%, 01/01/2029	1,450,000	1,535,709
Ohio Water Development Authority
5.000%, 12/01/2030	1,900,000	2,461,906
State of Ohio
5.000%, 01/01/2017	225,000	228,220
		6,167,456
Pennsylvania - 4.30%
Allegheny County Hospital Development Authority
5.000%, 06/15/2018	315,000	338,675
5.000%, 09/01/2018	1,050,000	1,136,289
Commonwealth of Pennsylvania
5.000%, 11/01/2020	450,000	472,761
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	365,000	369,559
Pennsylvania Housing Finance Agency
4.375%, 10/01/2022	225,000	246,661
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	675,000	765,781
Upper St. Clair Township School District
4.000%, 07/15/2017	115,000	115,000
		3,444,726

Tennessee - 2.79%
Tennessee Housing Development Agency
0.900%, 07/01/2017	1,145,000	1,147,473
Tennessee State School Bond Authority
5.000%, 11/01/2018	1,000,000	1,091,030
		2,238,503
Texas - 10.24%
Alamo Community College District
4.500%, 08/15/2024	1,000,000	1,036,420
City of Dallas, TX Waterworks & Sewer System Revenue
4.000%, 10/01/2018	200,000	213,492
City of Garland, TX
5.000%, 02/15/2028	400,000	443,300
Dallas Area Rapid Transit
5.000%, 12/01/2033	150,000	164,460
5.250%, 12/01/2048	150,000	165,291
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,226,313
North East Independent School District
5.000%, 08/01/2018	250,000	259,840
State of Texas
5.000%, 10/01/2018	1,000,000	1,088,190
Tarrant Regional Water District
5.000%, 03/01/2029	1,000,000	1,248,110
Texas State University System
5.000%, 03/15/2021	100,000	114,007
Tomball Independent School District
1.100%, 02/15/2043 (a)	2,250,000	2,244,780
		8,204,203
Utah - 1.95%
Utah Transit Authority
5.000%, 06/15/2028	1,225,000	1,564,693
Virginia - 4.68%
Virginia College Building Authority
5.000%, 02/01/2019	1,225,000	1,300,534
4.500%, 09/01/2026	1,025,000	1,064,452
Virginia Housing Development Authority
2.750%, 03/01/2017	200,000	202,030
1.600%, 07/01/2017	150,000	151,089
Virginia Public School Authority
5.000%, 04/15/2017	1,000,000	1,027,360
		3,745,465
Washington - 1.98%
City of Seattle, WA Water System Revenue
5.000%, 02/01/2021	365,000	371,388
County of King, WA Sewer Revenue
5.000%, 01/01/2023	750,000	777,120
State of Washington
5.000%, 02/01/2018	315,000	334,054
5.000%, 01/01/2023	100,000	105,732
		1,588,294
Wisconsin - 1.56%
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,000,000	1,248,110
Total Municipal Bonds (Cost $77,942,756)		79,350,003

Money Market Funds - 1.26%	Shares
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.198% (a)	1,012,206	1,012,206
Total Money Market Funds (Cost $1,012,206)		1,012,206

Total Investments (Cost $78,954,962) - 100.30%	80,362,209
Liabilities in Excess of Other Assets - (0.30)%	(238,082)
Total Net Assets - 100.00%	$80,124,127

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2016.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
August 31, 2016 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.53%
New York - 88.07%
Battery Park City Authority
5.000%, 11/01/2017	$375,000	$394,282
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	200,000	210,408
City of New York, NY
5.000%, 08/01/2018	725,000	783,964
6.000%, 10/15/2023	740,000	821,933
County of Westchester, NY
4.000%, 11/15/2018	1,000,000	1,073,460
4.000%, 07/01/2022	5,000	5,717
Housing Development Corp.
0.950%, 11/01/2017	1,215,000	1,215,449
1.200%, 11/01/2017	245,000	245,135
Metropolitan Transportation Authority
5.000%, 11/15/2025	500,000	618,485
5.000%, 11/15/2026	1,000,000	1,220,740
5.000%, 11/15/2028	610,000	642,116
5.000%, 11/15/2030 (a)	460,000	517,344
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2024	575,000	584,332
5.000%, 07/15/2030	1,120,000	1,396,651
New York City Transitional Finance Authority Future Tax Secured Revenue
4.000%, 08/01/2017	200,000	206,278
5.000%, 02/01/2018	920,000	975,651
3.000%, 11/01/2018	295,000	309,989
New York City Trust of Cultural Resources
4.000%, 08/01/2017	450,000	464,000
5.000%, 04/01/2026	750,000	816,787
New York City Water & Sewer System
5.000%, 06/15/2026	1,000,000	1,189,130
New York Local Government Assistance Corp.
5.000%, 04/01/2017	285,000	292,199
5.000%, 04/01/2019	1,000,000	1,025,380
New York Power Authority
5.000%, 11/15/2017	225,000	236,902
New York State Dormitory Authority
4.000%, 07/01/2017	275,000	282,697
5.000%, 07/01/2025	1,000,000	1,296,720
5.000%, 07/01/2029	500,000	591,390
New York State Environmental Facilities Corp.
5.000%, 05/15/2018	250,000	268,617
5.000%, 06/15/2021	180,000	180,585
New York State Housing Finance Agency
0.650%, 11/01/2016	175,000	175,007
2.900%, 11/01/2025	190,000	200,967
2.350%, 05/01/2027	500,000	506,180
3.050%, 11/01/2027	1,000,000	1,047,650

New York State Thruway Authority
5.000%, 04/01/2017	500,000	512,745
5.000%, 03/15/2018	300,000	319,959
5.000%, 01/01/2032	1,500,000	1,829,130
New York State Urban Development Corp.
5.000%, 12/15/2018	200,000	202,492
5.000%, 12/15/2022	590,000	623,229
5.000%, 12/15/2022	260,000	274,370
5.000%, 03/15/2029	750,000	915,713
North Colonie Central School District
4.000%, 07/15/2017	425,000	437,389
Onondaga Country, NY
4.000%, 02/15/2018	50,000	52,459
Port Authority of New York & New Jersey
5.000%, 11/15/2026	200,000	210,186
Riverhead Central School District
2.000%, 10/15/2018	750,000	769,890
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	500,000	638,830
State of New York
4.000%, 03/01/2018	250,000	262,672
5.000%, 12/15/2030	1,000,000	1,197,050
State of New York Mortgage Agency
1.050%, 04/01/2017	230,000	230,575
1.150%, 10/01/2017	500,000	502,605
Suffolk County Water Authority
5.000%, 06/01/2023	450,000	540,324
Town of Huntington, NY
4.000%, 11/15/2017	200,000	208,256
Town of North Hempstead, NY
4.000%, 02/01/2017	150,000	152,127
Town of Southampton, NY
3.000%, 03/15/2018	975,000	1,011,075
Triborough Bridge & Tunnel Authority
4.000%, 11/15/2016	750,000	755,175
5.000%, 11/15/2016	725,000	731,395
4.000%, 11/15/2017	300,000	311,616
Utility Debt Securitization Authority
5.000%, 12/15/2018	1,000,000	1,012,600
5.000%, 12/15/2028	750,000	966,728
		34,464,735
Ohio - 3.37%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	360,000	429,876
State of Ohio
5.000%, 01/01/2017	225,000	228,220
5.000%, 01/01/2022	600,000	659,688
		1,317,784
Pennsylvania - 1.03%
Pennsylvania Turnpike Commission
5.000%, 12/01/2030	325,000	401,144
Texas - 2.80%
Tomball Independent School District
1.100%, 02/15/2043 (a)	1,100,000	1,097,448
Utah - 3.26%
Utah Transit Authority
5.000%, 06/15/2028	1,000,000	1,277,300
Total Municipal Bonds (Cost $37,976,587)		38,558,411

Money Market Funds - 0.76%	Shares
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.198% (a)	296,783	296,783
Total Money Market Funds (Cost $296,783)		296,783

Total Investments (Cost $38,273,370) - 99.29%		38,855,194
Other Assets in Excess of Liabilities - 0.71%		278,629
Total Net Assets - 100.00%		$39,133,823

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2016.

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

	Core Taxable Bond Fund	Equity Allocation Fund	Intermediate Tax Exempt National Bond Fund	Intermediate Tax Exempt New York Bond Fund
Cost of investments	$78,307,635	$84,642,035	$78,954,962	$38,273,370
Gross unrealized appreciation - Investments	1,833,585	7,715,487	1,418,937	600,284
Gross unrealized depreciation - Investments	(62,672)	(3,663,068)	(11,690)	(18,460)
Net unrealized appreciation (depreciation)	$1,770,913	$4,052,419	$1,407,247	$581,824

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Funds' most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds discussed in this Semi-Annual Report (the “Funds”) are comprised of Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objectives and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objectives and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December
26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.
 The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company"

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedule of investments.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service, (“Pricing Service”). When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trusts Board of Trustees (discussed below).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and .the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by a Pricing Service that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

U.S. government agency issues are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government issues. Mortgage passthroughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates. “When-issued” or “TBA” debt securities are debt securities traded prior to the time they are issued, that is, they are traded with payment and delivery taking place at a later date. When a Fund buys a when-issued or new issue security and the security is not yet being traded or priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value (if it has commenced trading or is priced by a Pricing Service) or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than 5 days in accordance with the procedures set forth in Appendix II. These securities are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their appreciation by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2016.

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Corporate Bonds	$-	$30,796,370	$-	$30,796,370
Foreign Government Agency Issues	-	1,593,842	-	1,593,842
Municipal Bonds	-	19,744,841	-	19,744,841
U.S. Government Notes/Bonds	-	13,325,729	-	13,325,729
Total Fixed Income Securities	-	65,460,782	-	65,460,782
Exchange-Traded Funds	14,529,430	-	-	14,529,430
Money Market Funds	88,336	-	-	88,336
Total Investments in Securities	$14,617,766	$65,460,782	$-	$80,078,548

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$49,270,271	$27,639,374	$-	$76,909,645
Exchange-Traded Funds	90,734	-	-	90,734
Preferred Stock	208,945	772,982	-	981,927
Real Estate Investment Trusts	1,122,476	-	-	1,122,476
Total Equity Securities	50,692,426	28,412,356	-	79,104,782
Mutual Funds	6,144,626	-	-	6,144,626
Money Market Funds	3,445,046	-	-	3,445,046
Total Investments in Securities	$60,282,098	$28,412,356	$-	$88,694,454

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$79,350,003	$-	$79,350,003
Total Fixed Income Securities	-	79,350,003	-	79,350,003
Money Market Funds	1,012,206	-	-	1,012,206
Total Investments in Securities	$1,012,206	$79,350,003	$-	$80,362,209

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$38,558,411	$-	$38,558,411
Total Fixed Income Securities	-	38,558,411	-	38,558,411
Money Market Funds	296,783	-	-	296,783
Total Investments in Securities	$296,783	$38,558,411	$-	$38,855,194

The Funds recognize transfers between levels as of the end of the fiscal period.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Equity Allocation Fund
Transfers into Level 1	$-
Transfers out of Level 1	(799,001)
Net transfer in and/or out of Level 1	(799,001)

Transfers into Level 2	$799,001
Transfers out of Level 2	-
Net transfer in and/or out of Level 2	799,001

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Funds' NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, the Funds will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Funds' NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Funds' portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds hold no Level 3 securities during the year ended August 31, 2016.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The Funds did not hold derivative instruments during the period ended August 31, 2016.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  10/18/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  10/18/16

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  10/18/16

* Print the name and title of each signing officer under his or her signature.